DFA World ex U.S. Government Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
INVESTMENT OBJECTIVE
The investment objective of the DFA World ex U.S. Government Fixed Income Portfolio (the “World ex U.S. Government Portfolio”) is to seek to maximize total returns from the universe of debt securities in which the Portfolio invests. Total return is comprised of income and capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the World ex U.S. Government Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	DFA World ex U.S. Government Fixed Income Portfolio Institutional Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DFA World ex U.S. Government Fixed Income Portfolio Institutional Class
Management Fee		0.18%
Other Expenses		0.19%
Total Annual Fund Operating Expenses		0.37%
Fee Waiver and/or Expense Reimbursement or (Recovery)	[1]	0.17%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)		0.20%
[1]	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the World ex U.S. Government Portfolio. The Fee Waiver and Expense Assumption Agreement for the World ex U.S. Government Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Example
This Example is meant to help you compare the cost of investing in the World ex U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
DFA World ex U.S. Government Fixed Income Portfolio Institutional Class	20	102	191	451

Portfolio Turnover
The World ex U.S. Government Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. For the period December 6, 2011 (commencement of operations) to October 31, 2012, the World ex U.S. Government Portfolio’s portfolio turnover rate was 82% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the "Advisor") believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad portfolio of securities from this eligible subset. The Advisor selects the Portfolio's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates and exchange rates. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The World ex U.S. Government Portfolio seeks its investment objective by investing in a universe of obligations issued primarily by non-U.S. government issuers and supranational organizations and their agencies having investment grade credit ratings at the time of purchase. At the present time, the Advisor expects that most investments will be made in the obligations of issuers determined by the Advisor to be associated with countries with developed markets. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities issued by foreign governments (including political subdivisions) and their authorities, agencies or instrumentalities.

Generally, the World ex U.S. Government Portfolio will purchase fixed income securities that mature within five and fifteen years from the date of settlement. The Portfolio ordinarily will have an average weighted maturity, based upon market values, of between three and ten years.

Because many of the World ex U.S. Government Portfolio's investments will be denominated in foreign currencies, the Portfolio will also enter into forward foreign currency contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Portfolio is "non-diversified," which means that the Portfolio may invest its assets in a smaller number of issuers than a diversified fund.
PRINCIPAL RISKS
Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the World ex U.S. Government Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The World ex U.S. Government Portfolio hedges foreign currency risk.

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity's debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Non-Diversification Risk: The risk that the World ex U.S. Government Portfolio may be more volatile than a diversified fund because the Portfolio invests its assets in a smaller number of issuers. The gains or losses on a single security, therefore, may have a greater impact on the Portfolio's net asset value.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's financial strength may affect a security's value, and thus, impact the World ex U.S. Government Portfolio's performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause the World ex U.S. Government Portfolio's income to decline.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the World ex U.S. Government Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the World ex U.S. Government Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the World ex U.S. Government Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
DFA World ex U.S. Government Fixed Income Portfolio Institutional Class Shares Total Returns (%)

January 2012-December 2012
Highest Quarter	Lowest Quarter
2.57 (4/12-6/12)	0.70 (1/12-3/12)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns DFA World ex U.S. Government Fixed Income Portfolio	One Year	Since Inception	Inception Date
Institutional Class	6.69%	7.20%	Dec. 06, 2011
Institutional Class Return After Taxes on Distributions	5.63%	6.11%	Dec. 06, 2011
Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares	4.35%	5.50%	Dec. 06, 2011
Citi Non-USD World Government Bond Index, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes on sales)	5.51%	5.99%